Intangibles (Tables)	12 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Finite and Indefinite Lived Intangible Assets [Table Text Block]

	30 September 2016			30 September 2015
	Gross	Accumulated Amortization/ Impairment	Net	Gross	Accumulated Amortization/ Impairment	Net
Customer relationships	$400.6	$(118.2)	$282.4	$391.5	$(98.8)	$292.7
Patents and technology	13.6	(10.1)	3.5	13.9	(9.9)	4.0
Other	73.0	(33.7)	39.3	72.9	(31.4)	41.5
Total finite-lived intangibles	487.2	(162.0)	325.2	478.3	(140.1)	338.2
Trade names and trademarks, indefinite-lived	66.2	(3.5)	62.7	63.4	(3.3)	60.1
Total Intangible Assets	$553.4	$(165.5)	$387.9	$541.7	$(143.4)	$398.3

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Projected annual amortization expense for intangible assets as of 30 September 2016 is as follows:

2017	$20.7
2018	19.9
2019	19.6
2020	19.4
2021	18.7
Thereafter	226.9
Total	$325.2